Prepaid expenses - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Prepaid expenses
Non-current lease prepayments	$ 24,312,000	$ 24,996,000
Life of underlying assets	35
Empresa de Generacin Huanza S.A
Prepaid expenses
Non-current lease prepayments	$ 31,007,190